Provisions for risks and charges - Schedule of Movement of the Provision for Risks and Charges (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	€ 33,550
Current	16,019	€ 13,969
Non-current	19,849	19,581
Provisions	11,545
Releases	(4,596)
Utilizations	(6,720)
Exchange differences	(1,174)
Business Combination	3,504
Reclassifications and other	(241)
Ending balance	35,868
Legal and fiscal risks
Disclosure of other provisions [line items]
Beginning balance	664
Current	136	0
Non-current	634	664
Provisions	390
Releases	(159)
Utilizations	(119)
Exchange differences	43
Business Combination	0
Reclassifications and other	(49)
Ending balance	770
Leased store restoration
Disclosure of other provisions [line items]
Beginning balance	14,808
Current	672	909
Non-current	16,133	13,899
Provisions	2,782
Releases	(1,533)
Utilizations	(1,515)
Exchange differences	(966)
Business Combination	3,254
Reclassifications and other	(25)
Ending balance	16,805
Refund liability returns
Disclosure of other provisions [line items]
Beginning balance	9,546
Current	13,092	9,546
Non-current	0	0
Provisions	8,373
Releases	(94)
Utilizations	(4,547)
Exchange differences	(282)
Business Combination	250
Reclassifications and other	(154)
Ending balance	13,092
Other provisions
Disclosure of other provisions [line items]
Beginning balance	8,532
Current	2,119	3,514
Non-current	3,082	€ 5,018
Provisions	0
Releases	(2,810)
Utilizations	(539)
Exchange differences	31
Business Combination	0
Reclassifications and other	(13)
Ending balance	€ 5,201